Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Components of Lease Cost

The following table sets forth the components of the Company’s lease cost for the year ended March 31, 2026 and 2025.

	March 31,
	2026	2025
Finance lease cost:
Depreciation of asset under finance lease	$184	$123
Interest on lease liabilities (included in interest expense in the statements of operations)	29	26
Total finance lease cost	$213	$149
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	$2,042	$2,479
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	486	390
Operating lease cost	$2,528	$2,869

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,091	$2,731
Financing cash flows from finance leases	213	126
Total cash paid for amounts included in measurement of lease liabilities	$2,304	$2,857

The following table sets forth the Company’s right of use assets and lease liabilities as of March 31, 2026 and 2025:

	March 31,
	2026	2025
Finance lease assets (included in Property and equipment-see Note 4)	$930	$1,112
Operating lease right of use assets	$1,824	$2,114

Finance lease liabilities
Non-current liabilities	$258	$385
Current liabilities	193	163
Total Finance lease liabilities	$451	$548
Operating lease liabilities
Non-current liabilities	$564	$683
Current liabilities	1,236	1,432
Total operating lease liabilities	$1,800	$2,115
	March 31, 2026	March 31, 2025
Weighted average lease term (Years)
Finance leases	3.3	1.6
Operating leases	1.4	1.7
Weighted average discount rate
Finance leases	5.8%	6.2%
Operating leases	3.8%	5.2%

Schedule of Net Minimum Lease Payments

Present value of the net minimum lease payments as of March 31, 2026:

Future minimum lease payments	Finance Leases	Operating Leases
2027	$213	$1,274
2028	181	509
2029	59	33
2030	17	9
2031	16	20
Thereafter	4	—
Total minimum lease payments	490	1,845
Less: amount representing interest	(39)	(45)
Present value of net minimum lease payments	$451	$1,800